Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Entities included in consolidation
		Country of	Statements of Operations
Company name	Vessel name	incorporation	2019	2018	2017
Libra Shipping Enterprises Corporation(1)	Navios Libra II	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Felicity Shipping Corporation(2)	Navios Felicity	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Gemini Shipping Corporation(3)	Navios Gemini S	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/21
Galaxy Shipping Corporation(4)	Navios Galaxy I	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Palermo Shipping S.A.(5)	Navios Apollon	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Fantastiks Shipping Corporation(13)	Navios Fantastiks	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Sagittarius Shipping Corporation(13)	Navios Sagittarius	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Customized Development S.A.	Navios Fulvia	Liberia	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Perigiali Navigation Limited(4)	Navios Beaufiks	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Finian Navigation Co.	Navios Ace	Marshall Is.	1/01 – 12/31	1/01 – 12/31	6/09 – 12/31
Ammos Shipping Corp.	Navios Prosperity I	Marshall Is.	1/01 – 12/31	1/01 – 12/31	6/07 – 12/31
Wave Shipping Corp.	Navios Libertas	Marshall Is.	1/01 – 12/31	1/01 – 12/31	7/10 – 12/31
Casual Shipholding Co.	Navios Sol	Marshall Is.	1/01 – 12/31	1/01 – 12/31	7/17 – 12/31
Avery Shipping Company	Navios Symphony	Marshall Is.	1/01 – 12/31	1/01 – 12/31	9/20 – 12/31
Coasters Ventures Ltd.	Navios Christine B	Marshall Is.	1/01 – 12/31	1/01 – 12/31	8/11 – 12/31
Ianthe Maritime S.A.	Navios Aster	Marshall Is.	1/01 – 12/31	1/01 – 12/31	8/21 – 12/31
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Fairy Shipping Corporation(6)	YM Utmost	Marshall Is.	—	1/01 – 7/02	1/01 – 12/31
Limestone Shipping Corporation(6)	YM Unity	Marshall Is.	—	1/01 – 7/02	1/01 – 12/31
Dune Shipping Corp.(7)	MSC Cristina	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Citrine Shipping Corporation	—	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Cavalli Navigation Inc.	—	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/06
Seymour Trading Limited	Navios Altair I	Marshall Is.	1/01 – 12/31	6/07 – 12/31	—
Goldie Services Company	Navios Symmetry	Marshall Is.	1/01 – 12/31	5/21 – 12/31	—
Andromeda Shiptrade Limited	Navios Apollon I	Marshall Is.	1/01 – 12/31	5/09 – 12/31	—
Esmeralda Shipping Corporation	Navios Sphera	Marshall Is.	1/01 – 12/31	8/31 – 12/31	—
Triangle Shipping Corporation	Navios Mars	Marshall Is.	1/01 – 12/31	8/31 – 12/31	—
Oceanus Shipping Corporation(8)	Castor N	Marshall Is.	12/13 – 12/31	—	—
Cronus Shipping Corporation(8)	Protostar N	Marshall Is.	12/13 – 12/31	—	—
Leto Shipping Corporation(8)	Esperanza N	Marshall Is.	12/13 – 12/31	—	—
Dionysus Shipping Corporation(8)	Harmony N	Marshall Is.	12/13 – 12/31	—	—
Prometheus Shipping Corporation(8)	Solar N	Marshall Is.	12/13 – 12/31	—	—
Camelia Shipping Inc. (9)	Navios Camelia	Marshall Is.	12/16 – 12/31	—	—
Anthos Shipping Inc. (9)	Navios Anthos	Marshall Is.	12/16 – 12/31	—	—
Azalea Shipping Inc. (9)	Navios Azalea	Marshall Is.	12/16 – 12/31	—	—
Amaryllis Shipping Inc. (9)	First I	Marshall Is.	12/16 – 12/31	—	—
Chartered-in vessels
Cavos Navigation Co (10).	Navios Libra	Marshall Is.	1/01 – 12/31	1/01 – 12/31	—
Perivoia Shipmanagement Co(11).	Navios TBN1	Marshall Is.	9/25 – 12/31	—	—
Pleione Management Limited(11)	Navios TBN2	Marshall Is.	9/25 – 12/31	—	—
Other
Prosperity Shipping Corporation	—	Marshall Is.	—	—	—
Aldebaran Shipping Corporation	—	Marshall Is.	—	—	—
JTC Shipping and Trading Ltd.(12)	Holding Company	Malta	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Maritime Operating LLC.	N/A	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 – 12/31	1/01 – 12/31	1/01 – 12/31

(1)     The vessel was sold on December 14, 2018 (see Note 7 – Vessels, net).

(2)     The vessel was sold on December 4, 2018 (see Note 7 – Vessels, net).

(3)     The vessel was sold on December 21, 2017.

(4)     The vessel was sold on April 23, 2019 (see Note 7 – Vessels, net).

(5)     The vessel was sold on April 21, 2017.

(6)     The vessels were sold on July 2, 2018 (see Note 7 – Vessels, net).

(7)     The vessel was sold on January 12, 2017.

(8)     The vessels were acquired on December 13, 2019, following the liquidation of Navios Europe I (see Note 7 – Vessels, net).

(9)     The vessels were acquired on December 16, 2019 (see Note 7 – Vessels, net).

(10)   The vessel was delivered on July 24, 2019 (see Note 23– Leases).

(11)   The vessels are expected to be delivered by first half of 2021 (see Note 16 – Commitments and Contigencies).

(12)   Not a vessel-owning subsidiary and only holds right to charter-in contracts.

(13)   Vessels under the sale and leaseback transaction (see Note 23– Leases).